Sale of Preparedness Services (Details) (Preparedness Services Business Unit, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Preparedness Services Business Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash selling price	$ 10,006
Working capital adjustment	1,652
Contingent cash consideration recognized	10,067
Liabilities assumed by purchaser	3,225
Gross proceeds from sale	24,950
Less: expenses of sale	(1,153)
Net proceeds from sale	23,797
Less: net book value of assets sold to buyer or written off in connection with the sale	(14,030)
Net gain on the sale of Preparedness Services	$ 9,767